Stockholders’ (deficit) equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Oct. 31, 2024	Dec. 31, 2022
Class of Warrant or Right [Line Items]
[custom:NumberOfCommonStockExchanged]		80,060,825
Sublease Income		$ 800
[custom:DueInNext12Months-0]		16,900
[custom:SubscriptionFee]		3,800
Subsequent Event [Member]
Class of Warrant or Right [Line Items]
Lessee, Operating Lease, Liability, to be Paid, after Rolling Year Five			$ 7,500
[custom:SubscriptionFee]	$ 7,500
Advisor Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.01
Y A Warrant [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.0001
Additional Subordinated Term Loan Warrants [Member]
Class of Warrant or Right [Line Items]
[custom:ValueOfDerivative]		$ 350
[custom:DiscountRate]		15.00%